United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	488 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	May 10, 2012

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	105

Form 13F Information Table Value Total:	$149,414,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1099    15015 SH       Sole                    14265               750
AllianceBernstein Holdings LP  COM              01881g106      244    15625 SH       Sole                    15625
American Express               COM              025816109      903    15600 SH       Sole                    15600
BHP Billiton Ltd               COM              088606108      796    11000 SH       Sole                    11000
BP PLC                         COM              055622104     1196    26570 SH       Sole                    26570
Bank of New York Mellon        COM              064057102      504    20879 SH       Sole                    13719              7160
Berkshire Hathaway Inc. CL A   COM              084670108      366        3 SH       Sole                        3
Berkshire Hathaway Inc. Cl B   COM              084670702     2746    33835 SH       Sole                    31027              2808
Boeing Co.                     COM              097023105      284     3818 SH       Sole                     3818
Bristol-Myers Squibb           COM              110122108     1067    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     4889   154877 SH       Sole                   142077             12800
Brookfield Infrastru Prtnrs LP COM              g16252102     3686   116642 SH       Sole                   106217             10425
CME Group Inc Cl A             COM              167760107      289     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      759    16951 SH       Sole                    16951
CapitalSource Inc.             COM              14055X102      504    76338 SH       Sole                    71088              5250
Cenovus Energy, Inc.           COM              15135U109      352     9800 SH       Sole                     9350               450
Charles Schwab                 COM              808513105     5874   408800 SH       Sole                   316950             91850
Chevron Corp.                  COM              166751107     2380    22200 SH       Sole                    19200              3000
CitiGroup Inc.                 COM              172967101     1082    29604 SH       Sole                    26190              3414
Coca Cola Co.                  COM              191216100     1140    15400 SH       Sole                    13900              1500
Colgate-Palmolive              COM              194162103      511     5225 SH       Sole                     5225
Comcast Cl A Special           COM              20030N200     2326    78835 SH       Sole                    71510              7325
Comcast Corp. Cl A             COM              20030N101      378    12585 SH       Sole                    12020               565
ConocoPhillips                 COM              20825C104     2192    28837 SH       Sole                    28837
Copano Energy, LLC             COM              217202100     2063    57791 SH       Sole                    54791              3000
Deere & Co.                    COM              244199105      688     8500 SH       Sole                     8500
DirectTV Group Inc.            COM              25490A101     1415    28688 SH       Sole                    26475              2213
Discovery Commun Ser A         COM              25470F104      218     4317 SH       Sole                     3763               554
Discovery Commun Ser C         COM              25470F302      202     4317 SH       Sole                     3763               554
Duke Energy Corp.              COM              26441c105      328    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505      219    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      665    13250 SH       Sole                    13250
Enbridge Energy Management LLC COM              29250X103     3879   121829 SH       Sole                   115813              6016
Enstar Group LTD               COM              G3075P101      506     5110 SH       Sole                     4810               300
Ethan Allen Interiors          COM              297602104      265    10468 SH       Sole                    10468
Exxon Mobil Corp               COM              30231G102     5051    58238 SH       Sole                    58238
First Nat'l of Nebraska, Inc.  COM              335720108     3515      950 SH       Sole                      850               100
Forest City Ent. CL A          COM              345550107      197    12550 SH       Sole                    11750               800
General Electric               COM              369604103     3635   181100 SH       Sole                   166650             14450
HSBC Holdings PLC              COM              404280406     1459    32866 SH       Sole                    32866
Hess Corp.                     COM              42809h107      924    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107     1099    18000 SH       Sole                    15000              3000
Icici Bank LTD                 COM              45104G104      751    21550 SH       Sole                    21550
Intel Corp.                    COM              458140100      225     8000 SH       Sole                     8000
Intl Bus Machines              COM              459200101      597     2863 SH       Sole                     2863
JPMorgan Chase                 COM              46625H100      389     8461 SH       Sole                     8461
Johnson & Johnson              COM              478160104    10909   165390 SH       Sole                   162890              2500
Kinder Morgan Energy Partners  COM              494550106      811     9800 SH       Sole                     9800
Leucadia Natl Corp.            COM              527288104     2934   112423 SH       Sole                   103923              8500
Liberty Global Cl A            COM              530555101     1348    26925 SH       Sole                    25354              1571
Liberty Global Ser C           COM              530555309     2470    51581 SH       Sole                    46610              4971
Liberty Interactive Ser A      COM              53071M104      551    28840 SH       Sole                    26066              2774
Liberty Media Corp Ser A       COM              530322106      741     8407 SH       Sole                     7661               746
Lockheed Martin                COM              539831099      473     5266 SH       Sole                     4589               677
Magellan Midstream Ptnrs LP    COM              559080106     5928    81941 SH       Sole                    77736              4205
Manulife Financial Corp.       COM              56501r106      163    12000 SH       Sole                     6000              6000
Markel Corp.                   COM              570535104      219      488 SH       Sole                      328               160
Markwest Energy Ptnr LP        COM              570759100     2528    43250 SH       Sole                    36950              6300
Marriott Intl. Inc.            COM              571903202     1148    30327 SH       Sole                    30327
Martin Marietta Mtrl           COM              573284106      552     6450 SH       Sole                     5775               675
McDonald's Corp.               COM              580135101      329     3350 SH       Sole                     3350
Merck & Co.                    COM              589331107     5480   142700 SH       Sole                   142700
Microsoft Corp.                COM              594918104      947    29350 SH       Sole                    29350
Monsanto Co.                   COM              61166w101      359     4500 SH       Sole                     4500
Montpelier Re Holdings LTD     COM              G62185106      846    43800 SH       Sole                    40100              3700
Nacco Inds Inc. CL A           COM              652957910     1225    10525 SH       Sole                     9915               610
National Aust Bank             COM              632525408      586    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     2365   120004 SH       Sole                   112004              8000
Nextera Energy, Inc.           COM              65339F101      866    14182 SH       Sole                    14182
Nokia Corp. Spon ADR           COM              654902209       57    10324 SH       Sole                    10324
Nuveen Govt Income Fund        COM              67090N109      169    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     4527    82800 SH       Sole                    72800             10000
Pfizer Inc.                    COM              717081103     2557   112931 SH       Sole                   107231              5700
Philip Morris Intl Inc         COM              718172109      842     9500 SH       Sole                     9500
Plum Creek Timber              COM              729251108      283     6800 SH       Sole                     6800
Procter & Gamble Co            COM              742718109      309     4600 SH       Sole                     2650              1950
Rayonier Inc                   COM              754907103     4439   100674 SH       Sole                    97524              3150
Royal Dutch Shell              COM              780259206     1382    19700 SH       Sole                    19700
Shaw Communications            COM              82082k200      338    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      688    21800 SH       Sole                    21800
St. Joe Co                     COM              790148100     1066    56085 SH       Sole                    49210              6875
Suncor Energy Inc.             COM              867229106      294     9000 SH       Sole                     9000
TAL International Group        COM              874083108      466    12700 SH       Sole                    11950               750
Texas Instruments              COM              882508104     1613    48000 SH       Sole                    48000
Toronto-Dominion Bank          COM              891160509      528     6213 SH       Sole                     6213
Travelers Companies Inc.       COM              792860108      394     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405     1422    82680 SH       Sole                    72055             10625
U.S. Bancorp                   COM              902973304     2488    78545 SH       Sole                    78545
UDR, Inc.                      COM              902653104      244     9145 SH       Sole                     6645              2500
VistaPrint Limited             COM              G93762204     4833   125050 SH       Sole                   113050             12000
W.P. Carey & Co LLC            COM              92930Y107     4266    91700 SH       Sole                    88625              3075
Wal-Mart Stores                COM              931142103      349     5700 SH       Sole                     5700
Walt Disney Co.                COM              254687106     1599    36529 SH       Sole                    31729              4800
Waste Management, Inc.         COM              94106L109      409    11700 SH       Sole                    10700              1000
Wells Fargo & Co.              COM              949746101     3207    93950 SH       Sole                    85950              8000
Wells Fargo Adv Global Div Opp COM              30024H101      102    12000 SH       Sole                    12000
Westpac Banking Corp (ADR)     COM              961214301      284     2500 SH       Sole                     2500
White Mountains Insurance Grou COM              G9618E107      543     1082 SH       Sole                      957               125
Williams Companies             COM              969457100      296     9600 SH       Sole                     8100              1500
Xylem Inc.                     COM              98419M100      202     7275 SH       Sole                     5850              1425
Zimmer Holdings Inc.           COM              98956p102      319     4960 SH       Sole                     4960
iShares S&P US PFD Fund        COM              464288687      554    14200 SH       Sole                    12800              1400
Longleaf Partners Internationa MUT              543069405      243 18326.2500 SH     Sole               13905.9100         4420.3400
Putnam Global Healthcare Fund  MUT              746778109      243 5631.9930 SH      Sole                5631.9930
T Rowe Price Growth Stock Fd   MUT              741479109      223 5868.6030 SH      Sole                5868.6030
REPORT SUMMARY		     105 DATA RECORDS	            149414    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED